Preferred and Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 03, 2019	Feb. 01, 2019	Feb. 21, 2020	Feb. 29, 2016	Mar. 21, 2019	Apr. 18, 2019	Jul. 10, 2020	Jul. 15, 2017	Dec. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2019	Dec. 31, 2018	Dec. 27, 2018	Dec. 31, 2016	Dec. 31, 2017	Nov. 30, 2015
Preferred stock shares outstanding										23,032	23,242
Common stock shares outstanding										15,881,147	13,360,356		12,843,414			12,038,647
Shares tendered, nominal value										$ 0	$ 0
Payments for tender offer expenses										$ 0	10,228		$ 0
Dividend rate of preferred stock										2.00%
Gain/ (Loss) from stock redemption recognized in Retained Earnings											$ (18,855)
Common stock par value										$ 0.0001	$ 0.0001
Dividends paid to noncontrolling shareholders										$ 12,256	$ 0		$ 0
Stockholders' equity, Reverse stock split	one-for-ten reverse stock split
Navios Corporation
Common stock shares outstanding										2,414,263
Navios Logistics
Dividends paid			$ 27,500				$ 6,381
Conversion of unpaid dividend of preferred stock to common stock							2,414,263
Dividends paid to noncontrolling shareholders			9,948				$ 2,308
Navios Logistics | Navios Holdings
Dividends paid			$ 17,552
Before 1-for-10 reverse stock split
Common stock shares outstanding													128,434,137			120,386,472
Series G and Series H
Percentage of the increase of the preferred dividend rate								0.25%
Restricted common stock
Forfeited shares of common stock										1,345	3,379		656
Restricted stock units | Issued in 2016
Vested stock units										84,336	334		85,000
Restricted stock units | Issued in 2017
Vested stock units										825	825		825
Dividends undeclared
Dividends cancelled										$ 171
Dividends undeclared | First conversion
Dividends cancelled											$ 1,471
Dividends undeclared | Second conversion
Dividends cancelled											$ 916
American Depositary Shares - The Series G
Preferred stock shares outstanding										5,350	5,350
Number of shares										2,000,000
Number of shares										2,000,000
Preferred Stock, Liquidation Preference Per Share										$ 2,500
Sale of Stock- Redemption price per share										$ 25
Dividend rate of preferred stock										8.75%
American Depositary Shares - The Series H
Preferred stock shares outstanding										17,682	17,682
Number of shares										4,800,000
Number of shares										4,800,000
Preferred Stock, Liquidation Preference Per Share										$ 2,500
Sale of Stock- Redemption price per share										$ 25
Dividend rate of preferred stock										8.625%
Convertible preferred stock
Conversion of Stock, Shares converted										210	3,289
Preferred stock shares outstanding											210
Convertible preferred stock | 10 years after the issuance date
Preferred stock liquidation preference											$ 10,000
Sale of Stock- Redemption price per share											$ 10
Common Stock
Stock-based compensation expenses, shares granted		151,515							287,500			16,000
Converted Shares of Common Stock										22,712	352,770
Common stock shares outstanding										15,881,147	13,360,356
Number of common stock issued to employees										85,161	168,674	16,000	805,423	287,500
Common Stock | Dividends undeclared
Converted Shares of Common Stock										1,712	23,870
Price per common unit										$ 6
Common Stock | Dividends undeclared | First conversion
Conversion of Stock, Shares converted											1,980
Converted Shares of Common Stock											14,711
Price per common unit											$ 75
Common Stock | Dividends undeclared | Second conversion
Conversion of Stock, Shares converted											1,309
Converted Shares of Common Stock											9,159
Price per common unit											$ 41
Preferred Stock
Conversion of Stock, Shares converted										210	3,289
Preferred stock shares outstanding										23,032	23,242
Number of shares issued for the exchange offer											19,771
Preferred Stock | Dividends undeclared
Undeclared preferred dividends										$ 25,222
Share Repurchase Program | Common Stock
Share repurchase program, Authorized amount																	$ 25,000
Acquisition of treasury stock, shares				114,791											94,858
Acquisition of treasury stock, value				$ 1,070											$ 818
Exchange program for 66 2/3% shares | American Depositary Shares - The Series G
Number of shares issued for the exchange offer						8,841
Shares tendered, nominal value						$ 21,271
Tender offer expenses						620
Payments for tender offer expenses						4,423
2024 Notes issued						3,879
Gain/ (Loss) from stock redemption recognized in Retained Earnings						12,568
Dividends cancelled						$ 6,798
Exchange program for 66 2/3% shares | American Depositary Shares - The Series H
Number of shares issued for the exchange offer					10,930
Shares tendered, nominal value					$ 26,297
Tender offer expenses					997
Payments for tender offer expenses					4,188
2024 Notes issued					4,747
Gain/ (Loss) from stock redemption recognized in Retained Earnings					16,365
Dividends cancelled					$ 7,678